RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - Affiliated Entity - Transactions With Other Affiliates Of Geveran - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Total related party transactions	$ (2,250)	$ (1,098)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	(22)	(112)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	(44)	(40)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	(133)	(45)
Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions	(130)	(81)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	(1,666)	(743)
SFL Corporation Limited
Related Party Transaction [Line Items]
Total related party transactions	0	(2)
Northern Ocean Limited
Related Party Transaction [Line Items]
Total related party transactions	2	0
FS Maritime SARL
Related Party Transaction [Line Items]
Total related party transactions	$ (257)	$ (75)